Quarterly Holdings Report
for
Fidelity® Short-Term Bond Index Fund
November 30, 2023
SDX-NPRT1-0124
1.9884840.106
Nonconvertible Bonds - 34.0%
	Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 1.7%
Diversified Telecommunication Services - 0.4%
AT&T, Inc.:
1.7% 3/25/26	1,630,000	1,506,663
2.3% 6/1/27	2,980,000	2,712,060
Telefonica Emisiones S.A.U. 4.103% 3/8/27	580,000	557,920
TELUS Corp. 3.7% 9/15/27	320,000	304,460
Verizon Communications, Inc.:
0.75% 3/22/24	1,600,000	1,576,345
0.85% 11/20/25	1,600,000	1,470,540
1.45% 3/20/26	1,559,000	1,432,678
		9,560,666
Entertainment - 0.2%
Netflix, Inc. 4.875% 4/15/28	1,070,000	1,060,401
The Walt Disney Co.:
1.75% 1/13/26	760,000	713,024
3.35% 3/24/25	1,900,000	1,853,937
3.375% 11/15/26	310,000	297,055
		3,924,417
Interactive Media & Services - 0.2%
Alphabet, Inc.:
0.45% 8/15/25	850,000	790,004
1.998% 8/15/26	650,000	606,344
Baidu, Inc.:
1.72% 4/9/26	1,000,000	916,550
4.375% 5/14/24	700,000	695,282
Meta Platforms, Inc.:
3.5% 8/15/27	1,040,000	994,323
4.6% 5/15/28	400,000	397,603
		4,400,106
Media - 0.6%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
3.75% 2/15/28	300,000	278,334
4.2% 3/15/28	520,000	489,350
4.908% 7/23/25	360,000	354,093
6.15% 11/10/26	690,000	698,688
Comcast Corp.:
2.35% 1/15/27	270,000	250,131
3.15% 3/1/26	750,000	721,738
3.375% 2/15/25	920,000	898,184
3.375% 8/15/25	940,000	911,910
3.7% 4/15/24	1,970,000	1,955,198
3.95% 10/15/25	470,000	460,023
4.55% 1/15/29	1,000,000	982,021
Discovery Communications LLC:
3.9% 11/15/24	100,000	98,169
4.9% 3/11/26	1,190,000	1,175,944
Grupo Televisa SA de CV 6.625% 3/18/25	290,000	291,656
Magallanes, Inc.:
3.638% 3/15/25	700,000	680,973
3.755% 3/15/27	1,640,000	1,547,458
Paramount Global:
2.9% 1/15/27	190,000	172,286
3.375% 2/15/28	200,000	178,547
TCI Communications, Inc. 7.875% 2/15/26	620,000	653,485
TWDC Enterprises 18 Corp.:
1.85% 7/30/26	120,000	111,217
2.95% 6/15/27	820,000	776,266
3% 2/13/26	130,000	124,447
		13,810,118
Wireless Telecommunication Services - 0.3%
Rogers Communications, Inc. 3.2% 3/15/27	580,000	540,646
Sprint Corp. 7.625% 3/1/26	1,140,000	1,182,110
T-Mobile U.S.A., Inc.:
1.5% 2/15/26	290,000	267,021
3.5% 4/15/25	1,030,000	1,001,771
3.75% 4/15/27	470,000	448,102
4.95% 3/15/28	2,000,000	1,984,905
5.375% 4/15/27	1,020,000	1,020,038
Vodafone Group PLC 4.125% 5/30/25	190,000	186,631
		6,631,224
TOTAL COMMUNICATION SERVICES		38,326,531
CONSUMER DISCRETIONARY - 1.9%
Automobile Components - 0.0%
Lear Corp. 3.8% 9/15/27	280,000	263,049
Magna International, Inc. 4.15% 10/1/25	360,000	353,008
		616,057
Automobiles - 0.7%
American Honda Finance Corp.:
1% 9/10/25	1,450,000	1,347,925
1.2% 7/8/25	505,000	474,174
1.5% 1/13/25	240,000	230,114
2.15% 9/10/24	740,000	720,686
3.5% 2/15/28	560,000	526,387
3.55% 1/12/24	250,000	249,409
4.6% 4/17/25	700,000	693,423
5.125% 7/7/28	280,000	280,887
General Motors Co. 4% 4/1/25	390,000	379,994
General Motors Financial Co., Inc.:
1.05% 3/8/24	1,027,000	1,013,942
1.25% 1/8/26	1,070,000	973,400
2.7% 8/20/27	580,000	521,719
3.5% 11/7/24	370,000	361,661
3.85% 1/5/28	280,000	259,814
3.95% 4/13/24	320,000	317,462
4% 1/15/25	530,000	518,482
4% 10/6/26	640,000	610,579
4.3% 7/13/25	840,000	817,929
5% 4/9/27	960,000	942,369
5.25% 3/1/26	590,000	583,235
5.4% 4/6/26	1,000,000	995,405
5.8% 6/23/28	400,000	399,737
Toyota Motor Corp.:
0.681% 3/25/24	1,230,000	1,211,385
1.339% 3/25/26	110,000	101,264
2.358% 7/2/24	720,000	707,425
5.118% 7/13/28	1,800,000	1,830,186
		17,068,993
Broadline Retail - 0.4%
Alibaba Group Holding Ltd. 3.6% 11/28/24	2,000,000	1,955,520
Amazon.com, Inc.:
0.8% 6/3/25	2,158,000	2,029,132
1% 5/12/26	1,168,000	1,065,790
1.2% 6/3/27	1,440,000	1,277,896
3.15% 8/22/27	1,120,000	1,060,644
4.55% 12/1/27	420,000	419,288
eBay, Inc.:
1.4% 5/10/26	666,000	607,528
3.45% 8/1/24	100,000	98,571
Kohl's Corp. 10.75% 5/15/25	290,000	298,439
		8,812,808
Hotels, Restaurants & Leisure - 0.3%
Expedia, Inc.:
3.8% 2/15/28	490,000	460,035
5% 2/15/26	330,000	326,770
Marriott International, Inc.:
3.125% 6/15/26	190,000	179,688
3.6% 4/15/24	1,430,000	1,416,663
5% 10/15/27	450,000	447,484
McDonald's Corp.:
1.45% 9/1/25	110,000	103,034
3.3% 7/1/25	1,310,000	1,271,076
3.5% 7/1/27	240,000	228,374
3.7% 1/30/26	110,000	106,912
3.8% 4/1/28	170,000	162,572
Starbucks Corp.:
2.45% 6/15/26	350,000	328,547
3.8% 8/15/25	583,000	568,284
		5,599,439
Household Durables - 0.1%
D.R. Horton, Inc. 1.3% 10/15/26	750,000	669,612
Lennar Corp.:
4.5% 4/30/24	400,000	398,074
4.75% 5/30/25	400,000	394,450
4.75% 11/29/27	350,000	342,909
Toll Brothers Finance Corp. 4.35% 2/15/28	370,000	351,779
		2,156,824
Leisure Products - 0.0%
Hasbro, Inc.:
3.5% 9/15/27	360,000	334,377
3.55% 11/19/26	200,000	186,781
		521,158
Specialty Retail - 0.3%
Advance Auto Parts, Inc. 5.95% 3/9/28	244,000	233,469
AutoNation, Inc. 1.95% 8/1/28	190,000	157,370
AutoZone, Inc.:
3.125% 4/21/26	270,000	256,343
4.5% 2/1/28	160,000	155,943
Lowe's Companies, Inc.:
4% 4/15/25	2,863,000	2,806,238
4.8% 4/1/26	700,000	694,421
Ross Stores, Inc. 4.6% 4/15/25	450,000	444,442
The Home Depot, Inc.:
2.125% 9/15/26	480,000	446,289
2.8% 9/14/27	1,220,000	1,138,046
3% 4/1/26	100,000	95,929
3.35% 9/15/25	720,000	701,004
		7,129,494
Textiles, Apparel & Luxury Goods - 0.1%
NIKE, Inc.:
2.4% 3/27/25	836,000	809,530
2.75% 3/27/27	550,000	516,519
Tapestry, Inc. 7.35% 11/27/28	600,000	604,575
VF Corp. 2.8% 4/23/27	420,000	376,623
		2,307,247
TOTAL CONSUMER DISCRETIONARY		44,212,020
CONSUMER STAPLES - 1.8%
Beverages - 0.5%
Anheuser-Busch Companies LLC / Anheuser-Busch InBev Worldwide, Inc. 3.65% 2/1/26	780,000	760,062
Anheuser-Busch InBev Worldwide, Inc. 4% 4/13/28	180,000	174,287
Constellation Brands, Inc.:
3.6% 5/9/24	960,000	950,061
3.7% 12/6/26	340,000	326,498
4.35% 5/9/27	250,000	243,858
4.75% 11/15/24	710,000	703,157
Diageo Capital PLC 5.3% 10/24/27	650,000	658,793
Dr. Pepper Snapple Group, Inc.:
2.55% 9/15/26	110,000	102,430
3.4% 11/15/25	150,000	144,379
3.43% 6/15/27	340,000	321,055
4.417% 5/25/25	237,000	233,236
Molson Coors Beverage Co. 3% 7/15/26	840,000	795,753
PepsiCo, Inc.:
2.25% 3/19/25	1,870,000	1,803,260
2.375% 10/6/26	500,000	469,696
3% 10/15/27	1,040,000	980,333
3.6% 3/1/24	120,000	119,418
The Coca-Cola Co.:
1.45% 6/1/27	610,000	547,527
1.75% 9/6/24	510,000	497,563
2.9% 5/25/27	760,000	715,570
		10,546,936
Consumer Staples Distribution & Retail - 0.3%
Dollar General Corp. 4.625% 11/1/27	1,000,000	977,546
Dollar Tree, Inc. 4.2% 5/15/28	940,000	893,954
Kroger Co.:
2.65% 10/15/26	120,000	111,828
3.5% 2/1/26	200,000	192,703
Sysco Corp.:
3.25% 7/15/27	340,000	317,232
3.3% 7/15/26	590,000	561,389
Target Corp.:
2.25% 4/15/25	313,000	301,080
2.5% 4/15/26	420,000	400,100
3.5% 7/1/24	570,000	565,109
Walmart, Inc.:
2.85% 7/8/24	370,000	364,515
3.05% 7/8/26	1,150,000	1,104,068
3.55% 6/26/25	280,000	274,053
3.9% 4/15/28	300,000	291,813
3.95% 9/9/27	800,000	784,482
		7,139,872
Food Products - 0.4%
Bunge Ltd. Finance Corp. 3.25% 8/15/26	600,000	569,523
Campbell Soup Co. 4.15% 3/15/28	550,000	528,558
Conagra Brands, Inc.:
1.375% 11/1/27	270,000	232,011
4.3% 5/1/24	700,000	694,978
4.6% 11/1/25	230,000	225,521
General Mills, Inc. 4% 4/17/25	490,000	479,943
JBS U.S.A. Lux SA / JBS Food Co. 5.125% 2/1/28	590,000	572,809
Kellanova 3.4% 11/15/27	450,000	420,623
Kraft Heinz Foods Co.:
3% 6/1/26	430,000	408,363
3.875% 5/15/27	800,000	768,976
McCormick & Co., Inc. 3.4% 8/15/27	390,000	366,988
Mondelez International, Inc. 2.625% 3/17/27	500,000	464,171
The J.M. Smucker Co. 3.375% 12/15/27	360,000	336,562
Tyson Foods, Inc.:
3.55% 6/2/27	550,000	518,026
4% 3/1/26	550,000	534,243
Unilever Capital Corp.:
2% 7/28/26	280,000	260,174
2.6% 5/5/24	1,280,000	1,263,052
3.1% 7/30/25	370,000	359,220
		9,003,741
Household Products - 0.2%
Colgate-Palmolive Co. 4.8% 3/2/26	640,000	642,232
Kimberly-Clark Corp. 1.05% 9/15/27	450,000	391,720
Procter & Gamble Co.:
0.55% 10/29/25	640,000	592,055
1% 4/23/26	550,000	505,097
2.85% 8/11/27	1,080,000	1,016,944
		3,148,048
Personal Care Products - 0.0%
Kenvue, Inc.:
5.05% 3/22/28	590,000	593,906
5.35% 3/22/26	220,000	221,604
		815,510
Tobacco - 0.4%
Altria Group, Inc.:
2.35% 5/6/25	270,000	258,381
2.625% 9/16/26	390,000	363,402
4.4% 2/14/26	100,000	98,120
BAT Capital Corp.:
2.259% 3/25/28	450,000	394,218
3.215% 9/6/26	200,000	188,496
3.222% 8/15/24	1,700,000	1,667,889
3.557% 8/15/27	1,040,000	973,530
4.7% 4/2/27	250,000	244,047
BAT International Finance PLC:
1.668% 3/25/26	680,000	623,363
5.931% 2/2/29	370,000	375,670
Philip Morris International, Inc.:
1.5% 5/1/25	760,000	720,929
2.875% 5/1/24	1,810,000	1,789,005
3.125% 8/17/27	220,000	205,615
4.875% 2/15/28	500,000	494,472
5.125% 11/17/27	600,000	600,429
Reynolds American, Inc. 4.45% 6/12/25	650,000	639,129
		9,636,695
TOTAL CONSUMER STAPLES		40,290,802
ENERGY - 2.2%
Energy Equipment & Services - 0.0%
Baker Hughes Co. 2.061% 12/15/26	660,000	603,400
Oil, Gas & Consumable Fuels - 2.2%
Boardwalk Pipelines LP 4.45% 7/15/27	540,000	518,067
Canadian Natural Resources Ltd.:
2.05% 7/15/25	280,000	264,111
3.85% 6/1/27	590,000	561,145
Cenovus Energy, Inc. 5.375% 7/15/25	280,000	278,597
Cheniere Corpus Christi Holdings LLC:
5.125% 6/30/27	340,000	336,788
5.875% 3/31/25	770,000	770,128
Chevron Corp.:
1.554% 5/11/25	1,000,000	951,620
1.995% 5/11/27	830,000	759,541
2.954% 5/16/26	810,000	775,991
3.326% 11/17/25	250,000	242,383
Chevron U.S.A., Inc. 3.9% 11/15/24	110,000	108,608
Columbia Pipeline Group, Inc. 4.5% 6/1/25	400,000	393,004
ConocoPhillips Co. 2.4% 3/7/25	1,200,000	1,157,430
DCP Midstream Operating LP:
5.375% 7/15/25	100,000	99,834
5.625% 7/15/27	330,000	332,908
Devon Energy Corp. 5.25% 9/15/24	500,000	496,689
Enbridge, Inc.:
1.6% 10/4/26	500,000	451,533
3.5% 6/10/24	220,000	217,306
3.7% 7/15/27	330,000	313,772
Energy Transfer LP:
2.9% 5/15/25	1,010,000	971,163
3.9% 5/15/24 (b)	2,180,000	2,159,985
4.95% 6/15/28	230,000	224,396
5.5% 6/1/27	100,000	99,872
5.875% 1/15/24	365,000	364,964
5.95% 12/1/25	370,000	370,979
Enterprise Products Operating LP:
3.75% 2/15/25	370,000	363,008
5.05% 1/10/26	2,000,000	2,002,029
EOG Resources, Inc. 3.15% 4/1/25	1,610,000	1,564,672
EQT Corp. 3.9% 10/1/27	250,000	236,000
Equinor ASA 2.875% 4/6/25	2,700,000	2,620,409
Exxon Mobil Corp.:
2.019% 8/16/24	3,230,000	3,155,424
2.275% 8/16/26	650,000	611,004
2.992% 3/19/25	900,000	875,746
Hess Corp. 4.3% 4/1/27	350,000	340,928
Kinder Morgan, Inc.:
1.75% 11/15/26	610,000	553,040
4.3% 3/1/28	410,000	394,497
Marathon Oil Corp. 4.4% 7/15/27	390,000	373,693
Marathon Petroleum Corp. 4.7% 5/1/25	1,675,000	1,655,343
MPLX LP:
1.75% 3/1/26	840,000	774,605
4% 3/15/28	1,070,000	1,009,641
4.25% 12/1/27	580,000	554,411
Occidental Petroleum Corp. 8.5% 7/15/27	770,000	831,146
ONEOK, Inc.:
4.55% 7/15/28	590,000	566,231
5.85% 1/15/26	520,000	523,576
Ovintiv, Inc. 5.65% 5/15/28	580,000	578,242
Phillips 66 Co.:
3.55% 10/1/26	390,000	371,931
3.85% 4/9/25	1,000,000	978,316
Pioneer Natural Resources Co. 1.125% 1/15/26	270,000	247,908
Plains All American Pipeline LP/PAA Finance Corp.:
3.6% 11/1/24	920,000	901,519
4.5% 12/15/26	230,000	223,530
4.65% 10/15/25	140,000	137,260
Sabine Pass Liquefaction LLC:
4.2% 3/15/28	400,000	382,137
5% 3/15/27	790,000	782,649
5.625% 3/1/25	1,050,000	1,049,039
5.875% 6/30/26	450,000	454,193
Schlumberger Investment SA 4.5% 5/15/28	320,000	316,374
Shell International Finance BV:
2% 11/7/24	700,000	678,997
2.875% 5/10/26	960,000	916,341
3.25% 5/11/25	310,000	302,044
Spectra Energy Partners LP 4.75% 3/15/24	1,050,000	1,046,703
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 6.5% 7/15/27	710,000	716,771
Tennessee Gas Pipeline Co. 7% 3/15/27	540,000	562,607
The Williams Companies, Inc.:
3.75% 6/15/27	980,000	928,952
4% 9/15/25	760,000	739,079
Total Capital International SA:
3.7% 1/15/24	190,000	189,510
3.75% 4/10/24	1,400,000	1,390,390
TransCanada PipeLines Ltd.:
1% 10/12/24	630,000	604,362
4.25% 5/15/28	250,000	238,059
4.875% 1/15/26	340,000	335,359
Valero Energy Corp. 2.85% 4/15/25	1,000,000	960,543
Valero Energy Partners LP 4.5% 3/15/28	230,000	221,244
Western Gas Partners LP:
3.1% 2/1/25	250,000	242,354
4.5% 3/1/28	410,000	390,231
4.75% 8/15/28	240,000	230,568
		49,343,429
TOTAL ENERGY		49,946,829
FINANCIALS - 15.3%
Banks - 9.0%
Australia and New Zealand Banking Group Ltd. 5.088% 12/8/25	630,000	628,274
Banco Bilbao Vizcaya Argentaria SA 6.138% 9/14/28 (b)	200,000	201,425
Banco Santander SA:
1.722% 9/14/27 (b)	800,000	709,662
1.849% 3/25/26	1,200,000	1,093,524
3.892% 5/24/24	1,200,000	1,189,035
4.175% 3/24/28 (b)	600,000	565,693
4.379% 4/12/28	600,000	562,398
5.147% 8/18/25	200,000	197,226
5.179% 11/19/25	400,000	390,878
5.294% 8/18/27	400,000	392,204
Bank of America Corp.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.410% 5.7529% 6/14/24 (b)(c)	1,200,000	1,198,536
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.290% 5.08% 1/20/27 (b)(c)	1,100,000	1,087,849
0.981% 9/25/25 (b)	2,000,000	1,916,662
1.319% 6/19/26 (b)	1,000,000	931,042
1.658% 3/11/27 (b)	820,000	748,195
1.734% 7/22/27 (b)	3,260,000	2,942,751
2.015% 2/13/26 (b)	1,250,000	1,190,516
2.456% 10/22/25 (b)	1,400,000	1,355,440
3.419% 12/20/28 (b)	1,540,000	1,414,653
3.458% 3/15/25 (b)	1,500,000	1,488,292
3.593% 7/21/28 (b)	1,120,000	1,045,516
3.875% 8/1/25	2,130,000	2,082,319
3.95% 4/21/25	580,000	565,782
4.2% 8/26/24	320,000	316,159
4.25% 10/22/26	2,030,000	1,962,361
4.376% 4/27/28 (b)	1,900,000	1,827,967
4.948% 7/22/28 (b)	1,200,000	1,177,324
5.202% 4/25/29 (b)	750,000	738,501
5.819% 9/15/29 (b)	2,000,000	2,017,834
6.204% 11/10/28 (b)	800,000	818,019
Bank of Montreal:
0.949% 1/22/27 (b)	100,000	90,942
1.25% 9/15/26	750,000	670,560
4.7% 9/14/27	1,690,000	1,655,883
Bank of Nova Scotia:
1.05% 3/2/26	590,000	535,765
1.3% 9/15/26	1,240,000	1,110,559
2.2% 2/3/25	350,000	336,838
4.5% 12/16/25	1,300,000	1,267,974
4.75% 2/2/26	1,500,000	1,480,166
5.25% 6/12/28	260,000	258,420
Barclays PLC:
2.279% 11/24/27 (b)	1,940,000	1,739,361
2.852% 5/7/26 (b)	400,000	381,157
3.932% 5/7/25 (b)	1,410,000	1,395,985
4.375% 9/11/24	1,220,000	1,199,970
4.375% 1/12/26	520,000	504,814
5.2% 5/12/26	800,000	781,180
5.501% 8/9/28 (b)	200,000	196,055
5.829% 5/9/27 (b)	600,000	595,999
6.49% 9/13/29 (b)	520,000	525,846
7.385% 11/2/28 (b)	1,000,000	1,042,824
Canadian Imperial Bank of Commerce:
0.5% 12/14/23	100,000	99,854
1.25% 6/22/26	590,000	531,890
3.1% 4/2/24	1,200,000	1,189,835
3.945% 8/4/25	530,000	516,503
Citigroup, Inc.:
1.122% 1/28/27 (b)	2,100,000	1,901,573
1.462% 6/9/27 (b)	2,200,000	1,980,948
3.106% 4/8/26 (b)	2,040,000	1,967,018
3.3% 4/27/25	1,420,000	1,377,812
3.352% 4/24/25 (b)	1,400,000	1,384,755
3.52% 10/27/28 (b)	1,650,000	1,534,423
3.668% 7/24/28 (b)	590,000	552,533
3.887% 1/10/28 (b)	1,130,000	1,075,232
4.075% 4/23/29 (b)	650,000	611,144
4.4% 6/10/25	140,000	137,240
4.45% 9/29/27	350,000	335,157
4.6% 3/9/26	750,000	732,320
5.5% 9/13/25	1,500,000	1,493,667
Commonwealth Bank of Australia New York Branch 5.316% 3/13/26	710,000	713,896
Discover Bank 2.45% 9/12/24	1,150,000	1,115,285
Export-Import Bank of Korea:
0.625% 2/9/26	1,200,000	1,089,191
2.375% 6/25/24	710,000	697,618
5% 1/11/28	2,000,000	2,000,380
5.125% 9/18/28	400,000	404,100
Fifth Third Bancorp:
2.375% 1/28/25	1,280,000	1,230,074
3.65% 1/25/24	450,000	448,229
6.361% 10/27/28 (b)	500,000	503,059
HSBC Holdings PLC:
0.976% 5/24/25 (b)	2,000,000	1,948,548
2.013% 9/22/28 (b)	3,240,000	2,824,670
2.251% 11/22/27 (b)	690,000	624,338
2.633% 11/7/25 (b)	1,600,000	1,548,629
2.999% 3/10/26 (b)	5,000,000	4,807,632
4.25% 3/14/24	510,000	507,298
4.25% 8/18/25	444,000	430,922
4.292% 9/12/26 (b)	300,000	290,663
5.887% 8/14/27 (b)	3,000,000	3,005,441
6.161% 3/9/29 (b)	400,000	405,048
Huntington National Bank:
4.552% 5/17/28 (b)	590,000	557,399
5.699% 11/18/25 (b)	830,000	810,732
ING Groep NV:
1.726% 4/1/27 (b)	484,000	439,672
4.017% 3/28/28 (b)	1,240,000	1,174,389
Intesa Sanpaolo SpA 5.25% 1/12/24	200,000	199,755
Japan Bank International Cooperation:
1.875% 7/21/26	5,300,000	4,897,551
2.5% 5/23/24	200,000	197,121
4.875% 10/18/28	1,000,000	1,008,135
JPMorgan Chase & Co.:
0.768% 8/9/25 (b)	2,100,000	2,022,586
0.824% 6/1/25 (b)	1,000,000	972,926
1.04% 2/4/27 (b)	1,500,000	1,360,472
1.045% 11/19/26 (b)	470,000	429,453
1.47% 9/22/27 (b)	690,000	618,425
1.578% 4/22/27 (b)	3,211,000	2,923,572
2.083% 4/22/26 (b)	1,500,000	1,424,824
2.301% 10/15/25 (b)	1,200,000	1,163,444
3.2% 6/15/26	150,000	143,195
3.22% 3/1/25 (b)	730,000	724,941
3.54% 5/1/28 (b)	510,000	479,842
3.625% 12/1/27	450,000	424,999
4.005% 4/23/29 (b)	1,960,000	1,850,856
4.125% 12/15/26	460,000	445,131
4.323% 4/26/28 (b)	3,000,000	2,901,951
4.851% 7/25/28 (b)	3,700,000	3,642,527
KeyBank NA 3.3% 6/1/25	1,200,000	1,137,210
Korea Development Bank 0.4% 6/19/24	2,200,000	2,141,026
Lloyds Banking Group PLC:
1.627% 5/11/27 (b)	210,000	189,563
2.438% 2/5/26 (b)	200,000	191,372
3.574% 11/7/28 (b)	1,310,000	1,206,080
3.75% 3/18/28 (b)	610,000	571,136
3.9% 3/12/24	200,000	198,914
4.5% 11/4/24	2,290,000	2,249,299
4.65% 3/24/26	330,000	318,327
5.871% 3/6/29 (b)	240,000	240,631
Manufacturers & Traders Trust Co. 4.7% 1/27/28	1,220,000	1,146,054
Mitsubishi UFJ Financial Group, Inc.:
1.412% 7/17/25	730,000	682,589
1.538% 7/20/27 (b)	900,000	810,097
2.757% 9/13/26	1,110,000	1,032,422
2.801% 7/18/24	3,500,000	3,436,354
3.407% 3/7/24	270,000	268,242
3.961% 3/2/28	450,000	429,606
5.017% 7/20/28 (b)	1,050,000	1,032,921
5.242% 4/19/29 (b)	300,000	298,200
5.354% 9/13/28 (b)	300,000	299,175
5.422% 2/22/29 (b)	1,000,000	1,001,504
Mizuho Financial Group, Inc.:
1.234% 5/22/27 (b)	210,000	188,530
1.554% 7/9/27 (b)	743,000	669,214
2.226% 5/25/26 (b)	200,000	189,450
2.839% 7/16/25 (b)	200,000	196,127
5.414% 9/13/28 (b)	200,000	199,151
5.778% 7/6/29 (b)	420,000	424,460
Morgan Stanley Bank, West Valley City Utah 4.754% 4/21/26	2,450,000	2,419,589
National Australia Bank Ltd.:
3.375% 1/14/26	800,000	772,039
3.905% 6/9/27	1,140,000	1,095,159
4.9% 6/13/28	440,000	435,572
NatWest Group PLC:
3.073% 5/22/28 (b)	500,000	454,590
4.269% 3/22/25 (b)	200,000	198,741
4.8% 4/5/26	990,000	970,552
5.125% 5/28/24	490,000	486,575
5.516% 9/30/28 (b)	200,000	196,884
5.808% 9/13/29 (b)	900,000	895,913
5.847% 3/2/27 (b)	200,000	199,333
Oesterreichische Kontrollbank AG 0.375% 9/17/25	583,000	538,277
PNC Bank NA 3.25% 6/1/25	1,040,000	1,001,309
PNC Financial Services Group, Inc.:
1.15% 8/13/26	900,000	805,531
2.2% 11/1/24	560,000	542,638
5.354% 12/2/28 (b)	160,000	158,039
5.582% 6/12/29 (b)	440,000	436,871
Rabobank Nederland 4.375% 8/4/25	360,000	349,184
Rabobank Nederland New York Branch 5.5% 7/18/25	1,300,000	1,302,460
Royal Bank of Canada:
0.875% 1/20/26	2,060,000	1,878,969
1.2% 4/27/26	2,080,000	1,889,038
2.05% 1/21/27	600,000	546,781
2.55% 7/16/24	1,190,000	1,167,125
3.625% 5/4/27	520,000	493,156
Santander Holdings U.S.A., Inc.:
2.49% 1/6/28 (b)	500,000	447,935
3.5% 6/7/24	210,000	206,691
4.5% 7/17/25	1,270,000	1,239,098
6.565% 6/12/29 (b)	550,000	553,442
Santander UK Group Holdings PLC:
1.089% 3/15/25 (b)	400,000	393,304
1.532% 8/21/26 (b)	540,000	496,419
1.673% 6/14/27 (b)	420,000	375,015
3.823% 11/3/28 (b)	400,000	366,924
6.534% 1/10/29 (b)	800,000	806,733
Santander UK PLC 4% 3/13/24	100,000	99,497
Sumitomo Mitsui Financial Group, Inc.:
1.474% 7/8/25	1,500,000	1,405,080
2.174% 1/14/27	1,400,000	1,265,886
2.348% 1/15/25	800,000	771,425
2.632% 7/14/26	1,520,000	1,417,615
3.01% 10/19/26	240,000	224,663
3.544% 1/17/28	430,000	399,628
5.52% 1/13/28	650,000	653,165
5.8% 7/13/28	300,000	304,457
Synchrony Bank:
5.4% 8/22/25	250,000	242,190
5.625% 8/23/27	500,000	473,628
The Toronto-Dominion Bank:
0.75% 1/6/26	520,000	473,172
1.2% 6/3/26	390,000	352,291
2.65% 6/12/24	1,550,000	1,524,744
3.25% 3/11/24	280,000	278,217
3.625% 9/15/31 (b)	630,000	591,589
4.108% 6/8/27	520,000	500,109
5.156% 1/10/28	1,430,000	1,419,060
Truist Financial Corp.:
1.2% 8/5/25	1,100,000	1,019,782
1.267% 3/2/27 (b)	937,000	842,988
6.047% 6/8/27 (b)	2,000,000	2,002,615
U.S. Bancorp:
2.375% 7/22/26	380,000	352,086
3.6% 9/11/24	1,360,000	1,337,723
3.95% 11/17/25	2,530,000	2,458,925
5.727% 10/21/26 (b)	1,000,000	996,201
5.775% 6/12/29 (b)	1,100,000	1,099,246
Wells Fargo & Co.:
0.805% 5/19/25 (b)	2,500,000	2,436,061
2.188% 4/30/26 (b)	510,000	484,798
2.393% 6/2/28 (b)	2,160,000	1,941,110
2.406% 10/30/25 (b)	1,390,000	1,344,573
3% 2/19/25	600,000	582,076
3% 10/23/26	100,000	93,662
3.196% 6/17/27 (b)	2,580,000	2,431,765
3.526% 3/24/28 (b)	500,000	468,784
3.55% 9/29/25	1,350,000	1,304,713
3.584% 5/22/28 (b)	600,000	561,965
3.908% 4/25/26 (b)	1,200,000	1,168,023
4.1% 6/3/26	460,000	443,314
4.54% 8/15/26 (b)	2,000,000	1,960,166
5.574% 7/25/29 (b)	600,000	599,037
Westpac Banking Corp.:
2.85% 5/13/26	330,000	313,397
2.894% 2/4/30 (b)	630,000	601,789
3.35% 3/8/27	360,000	341,572
4.043% 8/26/27	560,000	544,054
4.322% 11/23/31 (b)	720,000	680,617
5.457% 11/18/27	420,000	425,594
		207,457,750
Capital Markets - 3.0%
Affiliated Managers Group, Inc. 3.5% 8/1/25	130,000	124,851
Ameriprise Financial, Inc. 3% 4/2/25	820,000	794,096
Ares Capital Corp.:
2.15% 7/15/26	100,000	89,539
2.875% 6/15/27	510,000	454,908
3.25% 7/15/25	150,000	141,996
3.875% 1/15/26	800,000	757,871
4.2% 6/10/24	1,550,000	1,533,026
Bank of New York Mellon Corp.:
0.75% 1/28/26	540,000	491,782
3.4% 5/15/24	730,000	722,613
4.414% 7/24/26 (b)	2,000,000	1,960,066
4.543% 2/1/29 (b)	1,000,000	969,725
Bank of New York, New York 5.148% 5/22/26 (b)	1,840,000	1,827,094
BlackRock, Inc. 3.5% 3/18/24	410,000	407,163
Blackstone Private Credit Fund:
2.625% 12/15/26	470,000	413,815
2.7% 1/15/25	960,000	919,044
3.25% 3/15/27	360,000	320,027
4.7% 3/24/25	1,000,000	974,215
Brookfield Finance, Inc. 3.9% 1/25/28	660,000	620,217
Charles Schwab Corp.:
0.75% 3/18/24	686,000	675,800
0.9% 3/11/26	940,000	846,557
2.45% 3/3/27	1,020,000	927,414
3.55% 2/1/24	450,000	448,171
3.85% 5/21/25	1,100,000	1,071,350
5.875% 8/24/26	1,000,000	1,009,704
CME Group, Inc. 3% 3/15/25	310,000	301,898
Credit Suisse AG:
1.25% 8/7/26	430,000	382,215
2.95% 4/9/25	1,500,000	1,437,828
3.7% 2/21/25	360,000	349,446
5% 7/9/27	520,000	509,632
7.5% 2/15/28	1,430,000	1,532,537
Deutsche Bank AG 4.5% 4/1/25	500,000	484,956
Deutsche Bank AG London Branch 3.7% 5/30/24	930,000	916,756
Deutsche Bank AG New York Branch:
1.686% 3/19/26	400,000	366,963
2.129% 11/24/26 (b)	1,400,000	1,283,041
2.311% 11/16/27 (b)	1,610,000	1,438,872
2.552% 1/7/28 (b)	390,000	348,629
6.119% 7/14/26 (b)	170,000	168,926
6.72% 1/18/29 (b)	160,000	162,805
Franklin Resources, Inc. 2.85% 3/30/25	160,000	154,439
GE Capital Funding LLC 3.45% 5/15/25	330,000	317,580
Goldman Sachs Group, Inc.:
0.855% 2/12/26 (b)	550,000	516,336
1.093% 12/9/26 (b)	1,400,000	1,272,154
1.431% 3/9/27 (b)	1,660,000	1,506,119
1.948% 10/21/27 (b)	3,320,000	2,981,312
3.272% 9/29/25 (b)	800,000	782,253
3.615% 3/15/28 (b)	890,000	837,446
3.625% 2/20/24	440,000	437,811
3.691% 6/5/28 (b)	500,000	469,475
3.75% 2/25/26	1,170,000	1,128,920
3.814% 4/23/29 (b)	1,020,000	947,691
4.25% 10/21/25	370,000	360,374
4.482% 8/23/28 (b)	1,640,000	1,581,749
Intercontinental Exchange, Inc. 3.1% 9/15/27	1,060,000	990,308
Jefferies Financial Group, Inc.:
4.85% 1/15/27	300,000	292,742
5.875% 7/21/28	290,000	287,797
Moody's Corp. 3.75% 3/24/25	450,000	440,224
Morgan Stanley:
0.864% 10/21/25 (b)	2,300,000	2,190,555
0.985% 12/10/26 (b)	1,600,000	1,450,043
1.512% 7/20/27 (b)	4,650,000	4,174,986
1.593% 5/4/27 (b)	3,080,000	2,792,536
2.72% 7/22/25 (b)	1,040,000	1,018,288
3.591% 7/22/28 (b)	1,350,000	1,263,682
4.35% 9/8/26	120,000	116,410
5% 11/24/25	1,248,000	1,234,313
5.123% 2/1/29 (b)	1,500,000	1,476,434
5.164% 4/20/29 (b)	820,000	806,373
6.25% 8/9/26	140,000	142,855
NASDAQ, Inc.:
3.85% 6/30/26	270,000	260,586
5.35% 6/28/28	300,000	301,280
Nomura Holdings, Inc.:
1.653% 7/14/26	1,160,000	1,045,457
1.851% 7/16/25	1,000,000	936,135
5.386% 7/6/27	240,000	236,201
6.07% 7/12/28	400,000	404,597
Northern Trust Corp. 3.375% 5/8/32 (b)	250,000	227,052
S&P Global, Inc. 2.45% 3/1/27	650,000	602,372
State Street Corp.:
1.684% 11/18/27 (b)	450,000	406,572
3.3% 12/16/24	1,790,000	1,750,758
3.776% 12/3/24 (b)	1,290,000	1,290,000
4.857% 1/26/26 (b)	1,000,000	988,466
UBS Group AG:
3.75% 3/26/25	400,000	388,097
4.55% 4/17/26	920,000	895,286
		69,889,612
Consumer Finance - 1.4%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
1.65% 10/29/24	300,000	287,853
1.75% 1/30/26	150,000	137,180
2.45% 10/29/26	2,512,000	2,288,412
3.15% 2/15/24	400,000	397,370
3.65% 7/21/27	150,000	139,481
4.45% 10/1/25	440,000	427,541
5.75% 6/6/28	150,000	149,401
6.45% 4/15/27 (d)	732,000	741,743
Ally Financial, Inc.:
5.125% 9/30/24	330,000	326,865
5.8% 5/1/25	1,900,000	1,885,742
6.992% 6/13/29 (b)	270,000	271,432
American Express Co.:
2.5% 7/30/24	3,102,000	3,037,819
3.3% 5/3/27	540,000	507,279
3.375% 5/3/24	2,160,000	2,140,092
3.4% 2/22/24	200,000	199,006
3.95% 8/1/25	1,500,000	1,464,606
5.85% 11/5/27	240,000	246,514
Capital One Financial Corp.:
3.3% 10/30/24	440,000	428,935
3.75% 7/28/26	340,000	319,345
3.8% 1/31/28	130,000	119,628
4.2% 10/29/25	640,000	614,861
4.927% 5/10/28 (b)	1,660,000	1,588,010
5.468% 2/1/29 (b)	2,030,000	1,950,138
Discover Financial Services:
4.1% 2/9/27	290,000	269,233
4.5% 1/30/26	100,000	96,806
Ford Motor Credit Co. LLC:
3.81% 1/9/24	200,000	199,509
6.798% 11/7/28	2,450,000	2,501,559
6.8% 5/12/28	1,005,000	1,022,474
GE Capital International Funding Co. 3.373% 11/15/25	550,000	527,485
John Deere Capital Corp.:
2.35% 3/8/27	1,260,000	1,166,043
2.8% 9/8/27	1,000,000	926,992
4.75% 1/20/28	540,000	537,507
4.9% 3/3/28	300,000	300,186
Synchrony Financial:
3.7% 8/4/26	220,000	201,762
4.5% 7/23/25	448,000	430,817
Toyota Motor Credit Corp.:
0.8% 10/16/25	560,000	518,205
0.8% 1/9/26	1,120,000	1,026,362
1.8% 2/13/25	100,000	96,054
3% 4/1/25	860,000	835,234
3.95% 6/30/25	1,500,000	1,471,663
5.4% 11/10/25	1,500,000	1,510,213
		33,307,357
Financial Services - 1.5%
AB Svensk Exportkredit 4.625% 11/28/25	3,000,000	2,978,015
Berkshire Hathaway, Inc. 3.125% 3/15/26	1,120,000	1,082,059
BP Capital Markets America, Inc.:
3.017% 1/16/27	1,060,000	1,001,335
3.41% 2/11/26	790,000	764,540
Brixmor Operating Partnership LP:
3.9% 3/15/27	170,000	159,176
4.125% 6/15/26	500,000	478,038
CNH Industrial Capital LLC 5.5% 1/12/29	660,000	658,762
Corebridge Financial, Inc.:
3.65% 4/5/27	540,000	507,188
6.875% 12/15/52 (b)	540,000	518,571
DH Europe Finance II SARL 2.2% 11/15/24	700,000	678,352
Equitable Holdings, Inc. 4.35% 4/20/28	290,000	275,450
Fidelity National Information Services, Inc.:
1.15% 3/1/26	609,000	556,164
1.65% 3/1/28	500,000	434,388
Fiserv, Inc.:
2.75% 7/1/24	2,250,000	2,210,204
3.2% 7/1/26	280,000	265,773
3.85% 6/1/25	100,000	97,544
5.375% 8/21/28	530,000	534,676
Global Payments, Inc.:
1.2% 3/1/26	1,157,000	1,047,450
2.15% 1/15/27	200,000	180,323
2.65% 2/15/25	290,000	278,763
4.95% 8/15/27	160,000	156,821
Jackson Financial, Inc. 5.17% 6/8/27	180,000	174,839
KfW:
0.375% 7/18/25	1,650,000	1,533,942
2.5% 11/20/24	1,590,000	1,549,371
3% 5/20/27	5,800,000	5,519,488
Landwirtschaftliche Rentenbank 2.5% 11/15/27	2,460,000	2,283,940
MasterCard, Inc.:
2% 3/3/25	1,100,000	1,059,163
3.3% 3/26/27	800,000	763,462
National Rural Utilities Cooperative Finance Corp. 4.45% 3/13/26	1,500,000	1,476,919
PayPal Holdings, Inc.:
1.65% 6/1/25	1,300,000	1,231,145
2.4% 10/1/24	320,000	311,684
3.9% 6/1/27	170,000	164,665
The Western Union Co.:
1.35% 3/15/26	330,000	298,056
2.85% 1/10/25	100,000	96,570
Visa, Inc.:
0.75% 8/15/27	600,000	523,958
2.75% 9/15/27	340,000	317,720
3.15% 12/14/25	2,600,000	2,512,500
Voya Financial, Inc.:
3.65% 6/15/26	140,000	133,599
4.7% 1/23/48 (b)	130,000	104,144
		34,918,757
Insurance - 0.4%
ACE INA Holdings, Inc.:
3.35% 5/15/24	880,000	870,801
3.35% 5/3/26	620,000	597,860
Allstate Corp.:
CME Term SOFR 3 Month Index + 3.190% 8.5793% 8/15/53 (b)(c)	320,000	315,449
0.75% 12/15/25	590,000	537,864
American International Group, Inc. 5.75% 4/1/48 (b)	240,000	224,733
Aon Corp. 8.205% 1/1/27	230,000	242,910
Aon PLC 3.875% 12/15/25	570,000	553,866
Assurant, Inc. 4.9% 3/27/28	110,000	106,619
Athene Holding Ltd. 4.125% 1/12/28	320,000	298,397
Brighthouse Financial, Inc. 3.7% 6/22/27	300,000	277,099
Fairfax Financial Holdings Ltd. 4.85% 4/17/28	300,000	291,410
Manulife Financial Corp.:
ICE USD Swap Rate 11am NY 5Y + 1.640% 4.061% 2/24/32 (b)(c)	230,000	209,943
2.484% 5/19/27	520,000	473,399
Marsh & McLennan Companies, Inc.:
3.5% 3/10/25	1,140,000	1,112,434
3.875% 3/15/24	732,000	727,980
MetLife, Inc. 3.6% 4/10/24	200,000	198,516
Progressive Corp. 2.5% 3/15/27	350,000	323,993
Prudential Financial, Inc.:
1.5% 3/10/26	160,000	147,163
5.2% 3/15/44 (b)	220,000	217,766
Willis Group North America, Inc. 4.65% 6/15/27	300,000	291,996
		8,020,198
TOTAL FINANCIALS		353,593,674
HEALTH CARE - 2.7%
Biotechnology - 0.6%
AbbVie, Inc.:
2.6% 11/21/24	1,010,000	981,778
2.95% 11/21/26	1,830,000	1,732,228
3.2% 5/14/26	100,000	95,946
3.8% 3/15/25	800,000	784,740
3.85% 6/15/24	1,845,000	1,825,692
Amgen, Inc.:
1.9% 2/21/25	600,000	575,890
3.2% 11/2/27	1,460,000	1,367,478
3.625% 5/22/24	730,000	722,697
5.15% 3/2/28	1,720,000	1,723,584
Gilead Sciences, Inc.:
2.95% 3/1/27	110,000	103,184
3.5% 2/1/25	2,490,000	2,436,351
3.65% 3/1/26	210,000	203,192
		12,552,760
Health Care Equipment & Supplies - 0.3%
Abbott Laboratories:
2.95% 3/15/25	850,000	827,497
3.875% 9/15/25	670,000	658,934
Baxter International, Inc. 1.915% 2/1/27	1,200,000	1,080,002
Becton, Dickinson & Co.:
3.363% 6/6/24	993,000	980,294
3.7% 6/6/27	610,000	580,601
GE Healthcare Holding LLC 5.65% 11/15/27	890,000	901,255
Stryker Corp.:
1.15% 6/15/25	1,090,000	1,022,358
3.375% 5/15/24	540,000	534,425
Zimmer Biomet Holdings, Inc.:
3.05% 1/15/26	250,000	238,346
3.55% 4/1/25	870,000	846,129
		7,669,841
Health Care Providers & Services - 0.9%
Aetna, Inc. 3.5% 11/15/24	980,000	960,068
Cardinal Health, Inc. 3.41% 6/15/27	730,000	689,827
Centene Corp. 4.25% 12/15/27	1,220,000	1,151,680
Cigna Group:
1.25% 3/15/26	1,280,000	1,170,607
3.25% 4/15/25	800,000	776,039
4.5% 2/25/26	130,000	127,858
CVS Health Corp.:
1.3% 8/21/27	1,080,000	938,648
2.625% 8/15/24	224,000	219,137
2.875% 6/1/26	530,000	501,009
3% 8/15/26	560,000	528,292
3.375% 8/12/24	1,310,000	1,288,147
4.3% 3/25/28	2,060,000	1,992,884
Elevance Health, Inc.:
2.375% 1/15/25	1,560,000	1,505,762
3.65% 12/1/27	460,000	437,047
HCA Holdings, Inc.:
4.5% 2/15/27	820,000	795,383
5.25% 4/15/25	700,000	694,561
5.25% 6/15/26	1,730,000	1,715,109
5.375% 9/1/26	260,000	258,670
Humana, Inc. 1.35% 2/3/27	1,115,000	990,401
Laboratory Corp. of America Holdings 3.6% 9/1/27	800,000	760,001
McKesson Corp. 1.3% 8/15/26	640,000	578,331
Sabra Health Care LP 5.125% 8/15/26	210,000	203,278
UnitedHealth Group, Inc.:
1.15% 5/15/26	886,000	811,975
2.375% 8/15/24	400,000	391,572
4.25% 1/15/29	570,000	555,899
5.25% 2/15/28	1,250,000	1,274,414
Universal Health Services, Inc. 1.65% 9/1/26	270,000	242,589
		21,559,188
Life Sciences Tools & Services - 0.0%
Revvity, Inc. 0.85% 9/15/24	200,000	192,348
Thermo Fisher Scientific, Inc. 4.8% 11/21/27	360,000	361,155
		553,503
Pharmaceuticals - 0.9%
AstraZeneca Finance LLC:
1.2% 5/28/26	2,000,000	1,827,991
4.875% 3/3/28	590,000	590,229
Bristol-Myers Squibb Co.:
0.75% 11/13/25	1,100,000	1,017,520
2.9% 7/26/24	1,700,000	1,671,953
3.2% 6/15/26	296,000	284,633
GlaxoSmithKline Capital PLC 3% 6/1/24	240,000	237,403
GlaxoSmithKline Capital, Inc. 3.625% 5/15/25	1,000,000	978,444
GSK Consumer Healthcare Capital U.S. LLC 3.375% 3/24/27	1,230,000	1,161,915
Johnson & Johnson:
0.55% 9/1/25	1,000,000	929,501
0.95% 9/1/27	580,000	509,069
2.45% 3/1/26	640,000	608,440
2.625% 1/15/25	700,000	682,359
Merck & Co., Inc. 1.7% 6/10/27	2,000,000	1,802,413
Novartis Capital Corp.:
1.75% 2/14/25	200,000	192,194
2% 2/14/27	580,000	533,928
3% 11/20/25	1,010,000	974,511
3.1% 5/17/27	120,000	113,829
3.4% 5/6/24	385,000	381,616
Pfizer Investment Enterprises 4.45% 5/19/28	2,300,000	2,257,764
Pfizer, Inc.:
2.75% 6/3/26	620,000	590,098
2.95% 3/15/24	720,000	714,612
3% 12/15/26	110,000	104,421
Shire Acquisitions Investments Ireland DAC 3.2% 9/23/26	480,000	456,222
Utah Acquisition Sub, Inc. 3.95% 6/15/26	1,260,000	1,201,072
Viatris, Inc. 1.65% 6/22/25	240,000	224,889
Zoetis, Inc. 3% 9/12/27	480,000	446,746
		20,493,772
TOTAL HEALTH CARE		62,829,064
INDUSTRIALS - 2.0%
Aerospace & Defense - 0.7%
General Dynamics Corp.:
2.125% 8/15/26	180,000	167,481
2.375% 11/15/24	290,000	281,760
2.625% 11/15/27	500,000	459,065
3.25% 4/1/25	120,000	116,990
3.5% 5/15/25	820,000	801,041
Huntington Ingalls Industries, Inc. 3.844% 5/1/25	210,000	204,379
L3Harris Technologies, Inc. 5.4% 1/15/27	800,000	806,651
Lockheed Martin Corp.:
3.55% 1/15/26	376,000	366,681
5.1% 11/15/27	350,000	354,977
Northrop Grumman Corp.:
2.93% 1/15/25	1,460,000	1,419,118
3.2% 2/1/27	600,000	566,748
RTX Corp.:
3.5% 3/15/27	1,010,000	956,981
3.95% 8/16/25	1,320,000	1,287,098
5.75% 1/15/29	1,000,000	1,020,769
The Boeing Co.:
2.196% 2/4/26	2,740,000	2,561,484
2.75% 2/1/26	350,000	331,064
2.85% 10/30/24	950,000	924,531
3.1% 5/1/26	100,000	94,961
3.25% 2/1/28	700,000	649,848
4.875% 5/1/25	1,790,000	1,771,174
		15,142,801
Air Freight & Logistics - 0.1%
FedEx Corp.:
3.25% 4/1/26	310,000	296,529
3.4% 2/15/28	100,000	93,537
United Parcel Service, Inc.:
2.4% 11/15/26	210,000	196,248
2.8% 11/15/24	130,000	126,856
3.05% 11/15/27	530,000	498,109
3.9% 4/1/25	420,000	412,760
		1,624,039
Building Products - 0.1%
Carrier Global Corp.:
2.242% 2/15/25	1,362,000	1,308,346
5.8% 11/30/25 (d)	300,000	301,737
Owens Corning 3.4% 8/15/26	260,000	246,268
		1,856,351
Commercial Services & Supplies - 0.1%
FMS Wertmanagement AoeR 2.75% 1/30/24	200,000	199,128
Republic Services, Inc.:
2.5% 8/15/24	100,000	97,983
2.9% 7/1/26	530,000	502,453
3.2% 3/15/25	130,000	126,189
Waste Management, Inc. 0.75% 11/15/25	290,000	266,646
		1,192,399
Electrical Equipment - 0.0%
Hubbell, Inc. 3.35% 3/1/26	110,000	105,407
Regal Rexnord Corp. 6.05% 2/15/26 (d)	950,000	948,341
		1,053,748
Ground Transportation - 0.2%
Burlington Northern Santa Fe LLC:
3.25% 6/15/27	100,000	95,112
3.4% 9/1/24	970,000	955,048
Canadian National Railway Co. 2.75% 3/1/26	100,000	95,264
Canadian Pacific Railway Co. 1.75% 12/2/26	1,133,000	1,027,343
CSX Corp. 3.35% 11/1/25	760,000	732,932
Norfolk Southern Corp. 2.9% 6/15/26	490,000	463,390
Union Pacific Corp.:
2.15% 2/5/27	100,000	91,787
2.75% 3/1/26	740,000	703,272
3.75% 3/15/24	410,000	407,634
3.75% 7/15/25	120,000	117,355
		4,689,137
Industrial Conglomerates - 0.1%
3M Co.:
2.25% 9/19/26	250,000	230,671
2.65% 4/15/25	55,000	52,925
2.875% 10/15/27	410,000	379,318
3% 8/7/25	350,000	336,626
Honeywell International, Inc.:
1.1% 3/1/27	330,000	295,069
1.35% 6/1/25	1,100,000	1,041,135
2.3% 8/15/24	110,000	107,637
2.5% 11/1/26	410,000	386,408
Trane Technologies Financing Ltd. 3.5% 3/21/26	310,000	298,646
		3,128,435
Machinery - 0.5%
Caterpillar Financial Services Corp.:
0.95% 1/10/24	100,000	99,504
1.1% 9/14/27	680,000	594,678
1.15% 9/14/26	420,000	379,949
1.45% 5/15/25	1,120,000	1,062,154
1.7% 1/8/27	370,000	336,595
2.85% 5/17/24	1,180,000	1,165,231
3.25% 12/1/24	860,000	842,626
Caterpillar, Inc. 3.4% 5/15/24	750,000	743,072
Deere & Co. 2.75% 4/15/25	460,000	445,584
Eaton Corp. 4.35% 5/18/28	390,000	383,089
Illinois Tool Works, Inc. 3.5% 3/1/24	290,000	288,507
Otis Worldwide Corp. 2.056% 4/5/25	550,000	525,886
Parker Hannifin Corp.:
2.7% 6/14/24	440,000	432,763
4.25% 9/15/27	800,000	778,807
Stanley Black & Decker, Inc.:
3.4% 3/1/26	610,000	582,669
6% 3/6/28	1,310,000	1,341,155
Westinghouse Air Brake Tech Co.:
3.2% 6/15/25	410,000	393,578
3.45% 11/15/26	280,000	264,507
4.4% 3/15/24	100,000	99,314
		10,759,668
Passenger Airlines - 0.1%
Delta Air Lines Pass Through Trust 3.204% 10/25/25	170,000	167,936
Southwest Airlines Co.:
5.125% 6/15/27	870,000	860,124
5.25% 5/4/25	980,000	973,872
United Airlines 2020-1 Class B Pass Through Trust 4.875% 7/15/27	194,560	186,539
		2,188,471
Professional Services - 0.0%
Automatic Data Processing, Inc. 3.375% 9/15/25	420,000	408,308
Leidos, Inc. 3.625% 5/15/25	210,000	203,483
Thomson Reuters Corp. 3.35% 5/15/26	260,000	248,185
		859,976
Trading Companies & Distributors - 0.1%
Air Lease Corp.:
2.2% 1/15/27	280,000	251,029
3.375% 7/1/25	2,230,000	2,139,829
3.625% 4/1/27	180,000	166,682
3.625% 12/1/27	570,000	527,825
		3,085,365
TOTAL INDUSTRIALS		45,580,390
INFORMATION TECHNOLOGY - 2.5%
Communications Equipment - 0.0%
Cisco Systems, Inc. 2.95% 2/28/26	670,000	645,404
Motorola Solutions, Inc. 4% 9/1/24	340,000	335,121
		980,525
Electronic Equipment, Instruments & Components - 0.2%
Dell International LLC/EMC Corp.:
4% 7/15/24	710,000	701,854
5.85% 7/15/25	2,110,000	2,118,989
6.02% 6/15/26	630,000	636,876
6.1% 7/15/27	480,000	490,208
Flex Ltd.:
3.75% 2/1/26	280,000	267,808
4.75% 6/15/25	100,000	98,060
Teledyne Technologies, Inc.:
1.6% 4/1/26	180,000	164,814
2.25% 4/1/28	290,000	254,988
Tyco Electronics Group SA 4.5% 2/13/26	510,000	503,161
Vontier Corp.:
1.8% 4/1/26	210,000	190,517
2.4% 4/1/28	120,000	102,152
		5,529,427
IT Services - 0.2%
CDW LLC/CDW Finance Corp.:
2.67% 12/1/26	360,000	329,654
4.125% 5/1/25	250,000	243,655
4.25% 4/1/28	430,000	404,716
5.5% 12/1/24	100,000	98,929
IBM Corp.:
1.7% 5/15/27	1,110,000	994,097
3% 5/15/24	1,400,000	1,383,890
3.45% 2/19/26	1,290,000	1,244,656
4.15% 7/27/27	570,000	554,498
4.5% 2/6/28	430,000	422,989
		5,677,084
Semiconductors & Semiconductor Equipment - 0.7%
Analog Devices, Inc. 2.95% 4/1/25	570,000	553,218
Applied Materials, Inc. 3.3% 4/1/27	630,000	601,616
Broadcom Corp./Broadcom Cayman LP 3.875% 1/15/27	450,000	432,430
Broadcom, Inc.:
3.15% 11/15/25	1,846,000	1,771,340
3.459% 9/15/26	691,000	659,590
Intel Corp.:
2.6% 5/19/26	100,000	94,758
3.4% 3/25/25	1,643,000	1,604,207
3.7% 7/29/25	450,000	439,591
3.75% 3/25/27	350,000	338,084
3.75% 8/5/27	1,440,000	1,386,389
4.875% 2/10/28	150,000	149,995
Marvell Technology, Inc.:
1.65% 4/15/26	270,000	248,049
2.45% 4/15/28	140,000	123,458
Microchip Technology, Inc. 4.25% 9/1/25	600,000	584,973
Micron Technology, Inc.:
4.185% 2/15/27	330,000	317,457
4.975% 2/6/26	210,000	207,931
5.375% 4/15/28	350,000	348,067
NVIDIA Corp. 0.584% 6/14/24	1,500,000	1,461,862
NXP BV/NXP Funding LLC/NXP U.S.A., Inc.:
2.7% 5/1/25	960,000	918,806
3.875% 6/18/26	170,000	163,574
4.4% 6/1/27	290,000	280,073
Qualcomm, Inc.:
2.9% 5/20/24	1,020,000	1,007,240
3.25% 5/20/27	1,050,000	1,000,188
Texas Instruments, Inc. 4.6% 2/15/28	730,000	728,995
		15,421,891
Software - 0.7%
Fortinet, Inc. 1% 3/15/26	210,000	190,065
Microsoft Corp.:
2.4% 8/8/26	1,270,000	1,200,908
2.7% 2/12/25	2,120,000	2,062,266
3.125% 11/3/25	620,000	600,942
3.3% 2/6/27	310,000	298,299
3.4% 9/15/26 (d)	350,000	337,991
Oracle Corp.:
1.65% 3/25/26	2,766,000	2,548,762
2.3% 3/25/28	610,000	542,397
2.5% 4/1/25	1,700,000	1,632,926
2.65% 7/15/26	840,000	786,901
2.8% 4/1/27	440,000	408,570
5.8% 11/10/25	1,250,000	1,259,774
Roper Technologies, Inc.:
1% 9/15/25	518,000	478,991
3.8% 12/15/26	280,000	269,934
Salesforce, Inc. 1.5% 7/15/28	1,100,000	957,589
VMware, Inc.:
1.4% 8/15/26	1,177,000	1,061,823
3.9% 8/21/27	440,000	419,322
4.5% 5/15/25	100,000	98,440
		15,155,900
Technology Hardware, Storage & Peripherals - 0.7%
Apple, Inc.:
0.55% 8/20/25	1,100,000	1,022,735
0.7% 2/8/26	1,100,000	1,008,771
1.125% 5/11/25	1,500,000	1,420,222
1.8% 9/11/24	2,870,000	2,795,131
2.45% 8/4/26	100,000	94,282
2.5% 2/9/25	1,100,000	1,068,223
2.75% 1/13/25	600,000	585,435
2.9% 9/12/27	460,000	432,985
3% 6/20/27	640,000	606,218
3% 11/13/27	260,000	245,724
3.25% 2/23/26	1,530,000	1,480,365
3.45% 5/6/24	100,000	99,133
4% 5/10/28	1,600,000	1,568,797
Hewlett Packard Enterprise Co.:
4.9% 10/15/25 (b)	1,310,000	1,296,989
5.25% 7/1/28	200,000	200,520
HP, Inc.:
1.45% 6/17/26	1,000,000	907,764
3% 6/17/27	350,000	324,628
		15,157,922
TOTAL INFORMATION TECHNOLOGY		57,922,749
MATERIALS - 0.4%
Chemicals - 0.2%
Albemarle Corp. 4.65% 6/1/27	220,000	211,769
Celanese U.S. Holdings LLC 6.165% 7/15/27	1,380,000	1,392,161
Eastman Chemical Co. 3.8% 3/15/25	160,000	155,857
Ecolab, Inc. 5.25% 1/15/28	570,000	577,792
LYB International Finance III LLC 1.25% 10/1/25	800,000	739,358
Nutrien Ltd. 4.9% 3/27/28	620,000	612,348
PPG Industries, Inc. 1.2% 3/15/26	330,000	300,933
Sherwin-Williams Co.:
3.125% 6/1/24	1,090,000	1,075,514
3.45% 6/1/27	700,000	662,728
		5,728,460
Containers & Packaging - 0.1%
Berry Global, Inc.:
1.57% 1/15/26	280,000	256,930
1.65% 1/15/27	120,000	105,878
WRKCo, Inc.:
3% 9/15/24	190,000	185,624
3.75% 3/15/25	400,000	389,340
4.65% 3/15/26	340,000	332,930
		1,270,702
Metals & Mining - 0.1%
ArcelorMittal SA 6.55% 11/29/27	460,000	475,008
BHP Billiton Financial (U.S.A.) Ltd.:
4.75% 2/28/28	440,000	435,676
4.875% 2/27/26	320,000	318,427
Freeport-McMoRan, Inc. 4.125% 3/1/28	590,000	552,842
Nucor Corp.:
2% 6/1/25	240,000	227,913
3.95% 5/23/25	440,000	430,944
Southern Copper Corp. 3.875% 4/23/25	240,000	233,047
Vale Overseas Ltd. 6.25% 8/10/26	640,000	646,400
		3,320,257
TOTAL MATERIALS		10,319,419
REAL ESTATE - 1.2%
Equity Real Estate Investment Trusts (REITs) - 1.1%
Alexandria Real Estate Equities, Inc. 3.45% 4/30/25	520,000	504,380
American Tower Corp.:
1.3% 9/15/25	677,000	626,116
1.6% 4/15/26	880,000	802,826
2.75% 1/15/27	130,000	119,662
3.375% 5/15/24	763,000	753,915
3.65% 3/15/27	690,000	650,191
4.4% 2/15/26	290,000	283,026
5.25% 7/15/28	230,000	228,118
AvalonBay Communities, Inc.:
2.95% 5/11/26	430,000	406,850
3.45% 6/1/25	620,000	602,150
Boston Properties, Inc.:
2.75% 10/1/26	640,000	579,632
3.65% 2/1/26	320,000	302,127
Crown Castle International Corp.:
1.05% 7/15/26	250,000	222,239
1.35% 7/15/25	439,000	409,177
2.9% 3/15/27	560,000	514,423
3.65% 9/1/27	370,000	345,818
3.7% 6/15/26	480,000	458,199
3.8% 2/15/28	290,000	269,937
4.45% 2/15/26	260,000	253,572
EPR Properties:
4.5% 6/1/27	500,000	458,907
4.95% 4/15/28	260,000	237,292
Equinix, Inc. 1.45% 5/15/26	491,000	446,868
ERP Operating LP 2.85% 11/1/26	610,000	570,850
Federal Realty OP LP 1.25% 2/15/26	290,000	264,066
Healthcare Trust of America Holdings LP 3.5% 8/1/26	240,000	225,708
Healthpeak OP, LLC 1.35% 2/1/27	540,000	474,233
Kilroy Realty LP 4.375% 10/1/25	300,000	287,084
Kimco Realty OP, LLC 3.3% 2/1/25	1,630,000	1,583,585
NNN (REIT), Inc.:
3.5% 10/15/27	260,000	240,191
4% 11/15/25	240,000	232,106
Office Properties Income Trust 4.5% 2/1/25	730,000	650,223
Omega Healthcare Investors, Inc. 5.25% 1/15/26	500,000	486,634
Prologis LP 4.875% 6/15/28	500,000	495,106
Realty Income Corp.:
4.6% 2/6/24	450,000	448,793
4.625% 11/1/25	1,380,000	1,357,702
4.7% 12/15/28	500,000	487,299
4.875% 6/1/26	340,000	335,317
5.05% 1/13/26	500,000	497,190
Regency Centers LP 4.125% 3/15/28	280,000	262,704
Simon Property Group LP:
2% 9/13/24	970,000	942,175
3.25% 11/30/26	380,000	358,402
3.3% 1/15/26	800,000	765,277
3.375% 6/15/27	100,000	93,741
3.5% 9/1/25	360,000	347,311
SITE Centers Corp. 3.625% 2/1/25	320,000	309,057
Store Capital Corp. 4.5% 3/15/28	180,000	160,390
Ventas Realty LP:
3.5% 4/15/24	100,000	99,033
3.5% 2/1/25	931,000	902,697
4.125% 1/15/26	120,000	115,933
VICI Properties LP 4.75% 2/15/28	710,000	672,977
Vornado Realty LP 2.15% 6/1/26	400,000	346,359
Welltower OP LLC:
3.625% 3/15/24	1,080,000	1,072,313
4% 6/1/25	320,000	311,776
4.25% 4/1/26	140,000	136,041
WP Carey, Inc. 4% 2/1/25	570,000	557,706
		25,565,404
Real Estate Management & Development - 0.1%
Brandywine Operating Partnership LP 3.95% 11/15/27	170,000	147,200
CBRE Group, Inc. 4.875% 3/1/26	250,000	244,869
Digital Realty Trust LP:
3.7% 8/15/27	660,000	621,737
5.55% 1/15/28	260,000	259,665
Essex Portfolio LP 3.5% 4/1/25	630,000	610,470
Mid-America Apartments LP 4% 11/15/25	480,000	467,266
Tanger Properties LP 3.875% 7/15/27	210,000	189,097
		2,540,304
TOTAL REAL ESTATE		28,105,708
UTILITIES - 2.3%
Electric Utilities - 1.4%
AEP Transmission Co. LLC 3.1% 12/1/26	180,000	170,097
American Electric Power Co., Inc.:
1% 11/1/25	260,000	238,379
2.031% 3/15/24	1,110,000	1,096,910
3.2% 11/13/27	510,000	471,694
5.75% 11/1/27	1,000,000	1,015,723
Cleco Corporate Holdings LLC 3.743% 5/1/26	220,000	209,753
Connecticut Light & Power Co.:
0.75% 12/1/25	100,000	91,745
3.2% 3/15/27	230,000	217,401
DTE Electric Co. 3.65% 3/15/24	360,000	357,840
Duke Energy Carolinas LLC 2.95% 12/1/26	240,000	226,736
Duke Energy Corp.:
0.9% 9/15/25	100,000	92,210
2.65% 9/1/26	340,000	316,437
3.25% 1/15/82 (b)	220,000	164,753
3.75% 4/15/24	1,100,000	1,092,716
Duke Energy Florida LLC 3.2% 1/15/27	260,000	246,365
Edison International:
4.125% 3/15/28	360,000	338,279
4.7% 8/15/25	110,000	107,556
5.75% 6/15/27	280,000	281,591
Entergy Corp. 0.9% 9/15/25	1,100,000	1,011,329
Entergy Louisiana LLC:
2.4% 10/1/26	490,000	451,710
3.12% 9/1/27	510,000	473,897
Eversource Energy:
2.9% 10/1/24	780,000	760,617
2.9% 3/1/27	160,000	148,000
3.8% 12/1/23	480,000	480,000
5.45% 3/1/28	1,400,000	1,401,440
Exelon Corp.:
2.75% 3/15/27	600,000	557,191
3.4% 4/15/26	100,000	95,862
3.95% 6/15/25	630,000	614,447
FirstEnergy Corp. 2.05% 3/1/25	340,000	325,393
Florida Power & Light Co.:
2.85% 4/1/25	389,000	377,064
3.125% 12/1/25	530,000	509,847
5.05% 4/1/28	390,000	390,659
Fortis, Inc. 3.055% 10/4/26	460,000	430,165
Georgia Power Co. 4.65% 5/16/28	800,000	785,567
Interstate Power and Light Co. 3.25% 12/1/24	200,000	195,069
NextEra Energy Capital Holdings, Inc.:
1.875% 1/15/27	1,220,000	1,099,702
4.625% 7/15/27	1,130,000	1,107,670
4.9% 2/28/28	1,500,000	1,478,620
Oncor Electric Delivery Co. LLC:
0.55% 10/1/25	340,000	312,025
2.75% 6/1/24	770,000	759,047
Pacific Gas & Electric Co.:
2.95% 3/1/26	210,000	196,028
3.15% 1/1/26	1,470,000	1,385,166
3.3% 12/1/27	180,000	163,548
3.45% 7/1/25	240,000	230,129
3.5% 6/15/25	240,000	229,891
4.95% 6/8/25	140,000	137,699
5.45% 6/15/27	310,000	305,839
Pinnacle West Capital Corp. 1.3% 6/15/25	140,000	130,485
PPL Capital Funding, Inc. 3.1% 5/15/26	270,000	256,129
Public Service Electric & Gas Co.:
0.95% 3/15/26	180,000	164,418
2.25% 9/15/26	260,000	241,421
Southern California Edison Co. 3.7% 8/1/25	1,680,000	1,626,828
Southern Co.:
3.25% 7/1/26	1,890,000	1,797,371
5.15% 10/6/25	2,000,000	1,987,354
5.5% 3/15/29	1,000,000	1,015,256
Southwestern Electric Power Co. 2.75% 10/1/26	320,000	297,637
Systems Energy Resource, Inc. 6% 4/15/28	120,000	119,392
Union Electric Co. 2.95% 6/15/27	170,000	159,593
Virginia Electric & Power Co.:
2.95% 11/15/26	420,000	395,511
3.15% 1/15/26	360,000	345,270
Xcel Energy, Inc.:
1.75% 3/15/27	590,000	527,066
3.3% 6/1/25	100,000	96,570
		32,310,107
Gas Utilities - 0.2%
CenterPoint Energy Resources Corp. 5.25% 3/1/28	400,000	401,671
Dominion Gas Holdings LLC 2.5% 11/15/24	3,041,000	2,948,901
ONE Gas, Inc. 1.1% 3/11/24	114,000	112,507
Southern California Gas Co.:
2.6% 6/15/26	510,000	481,491
2.95% 4/15/27	460,000	427,932
3.15% 9/15/24	230,000	225,571
Southwest Gas Corp. 5.45% 3/23/28	160,000	159,611
		4,757,684
Independent Power and Renewable Electricity Producers - 0.1%
Constellation Energy Generation, LLC 3.25% 6/1/25	1,280,000	1,234,820
Emera U.S. Finance LP 3.55% 6/15/26	390,000	373,311
Southern Power Co. 4.15% 12/1/25	380,000	371,525
The AES Corp.:
1.375% 1/15/26	330,000	300,462
5.45% 6/1/28	440,000	436,044
		2,716,162
Multi-Utilities - 0.6%
Ameren Corp.:
2.5% 9/15/24	400,000	389,679
5.7% 12/1/26	500,000	504,368
Berkshire Hathaway Energy Co. 4.05% 4/15/25	1,000,000	982,189
CenterPoint Energy, Inc. 1.45% 6/1/26	370,000	337,185
Dominion Energy, Inc. 1.45% 4/15/26	1,900,000	1,737,049
DTE Energy Co.:
1.05% 6/1/25	920,000	858,610
2.85% 10/1/26	100,000	93,266
4.875% 6/1/28	230,000	225,499
National Grid PLC 5.602% 6/12/28	360,000	362,938
NiSource, Inc.:
0.95% 8/15/25	1,343,000	1,240,837
5.25% 3/30/28	300,000	299,593
Public Service Enterprise Group, Inc. 2.875% 6/15/24	1,300,000	1,279,947
Puget Energy, Inc. 2.379% 6/15/28	310,000	269,220
San Diego Gas & Electric Co. 2.5% 5/15/26	280,000	263,214
Sempra:
3.25% 6/15/27	1,150,000	1,071,931
5.4% 8/1/26	1,500,000	1,501,498
WEC Energy Group, Inc.:
0.8% 3/15/24	710,000	699,452
4.75% 1/15/28	320,000	313,467
		12,429,942
Water Utilities - 0.0%
American Water Capital Corp. 2.95% 9/1/27	270,000	250,509
TOTAL UTILITIES		52,464,404
TOTAL NONCONVERTIBLE BONDS (Cost $815,460,096)		783,591,590

U.S. Government and Government Agency Obligations - 61.5%
	Principal Amount (a)	Value ($)
U.S. Government Agency Obligations - 2.7%
Fannie Mae:
0.375% 8/25/25	1,805,000	1,672,540
0.5% 6/17/25	16,180,000	15,129,370
0.625% 4/22/25	6,334,000	5,968,923
1.625% 10/15/24	800,000	775,674
1.75% 7/2/24	860,000	842,373
Federal Farm Credit Bank 4.125% 12/12/25	8,573,000	8,420,157
Federal Home Loan Bank:
0.375% 9/4/25	460,000	425,930
0.5% 4/14/25	695,000	654,190
0.79% 2/25/26	7,900,000	7,224,450
1.5% 8/15/24	125,000	121,772
3% 3/12/27	4,900,000	4,671,935
4.5% 3/10/28	5,000,000	5,029,127
Freddie Mac:
0.375% 7/21/25	1,600,000	1,489,785
0.375% 9/23/25	1,156,000	1,067,680
1.5% 2/12/25	1,590,000	1,526,309
4.05% 8/28/25	4,000,000	3,934,215
Tennessee Valley Authority 0.75% 5/15/25	2,550,000	2,396,884
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		61,351,314
U.S. Treasury Obligations - 58.8%
U.S. Treasury Bonds 6.75% 8/15/26	1,070,000	1,129,937
U.S. Treasury Notes:
0.25% 3/15/24	2,000	1,971
0.25% 5/31/25	103,500,000	96,582,480
0.25% 8/31/25	12,380,000	11,441,828
0.25% 9/30/25 (e)	50,909,000	46,921,791
0.25% 10/31/25	3,150,000	2,893,939
0.375% 4/30/25	64,120,000	60,120,014
0.375% 12/31/25	114,104,000	104,565,619
0.375% 1/31/26	13,330,000	12,170,394
0.375% 7/31/27	5,480,000	4,740,200
0.375% 9/30/27	58,410,000	50,221,192
0.5% 2/28/26	159,531,000	145,677,974
0.5% 4/30/27	10,020,000	8,787,462
0.5% 5/31/27	6,300,000	5,508,316
0.5% 6/30/27	2,480,000	2,161,863
0.5% 8/31/27	8,110,000	7,029,089
0.5% 10/31/27	144,530,000	124,515,983
0.625% 11/30/27	90,820,000	78,428,037
0.625% 12/31/27	159,170,000	137,085,163
0.75% 3/31/26	14,241,000	13,054,992
0.75% 4/30/26	15,051,000	13,755,203
0.75% 1/31/28	31,050,000	26,808,522
0.875% 6/30/26	993,000	906,578
1% 7/31/28	19,100,000	16,422,270
1.125% 1/15/25	5,000	4,783
1.125% 2/28/25	9,000	8,575
1.125% 10/31/26	8,164,000	7,426,051
1.125% 2/28/27	400,000	360,672
1.125% 2/29/28	93,910,000	82,204,265
1.125% 8/31/28	7,620,000	6,576,417
1.25% 4/30/28	66,530,000	58,299,511
1.25% 5/31/28	50,220,000	43,903,266
1.25% 6/30/28	27,400,000	23,899,008
1.5% 11/30/24	5,000	4,820
1.5% 1/31/27	13,104,000	11,981,458
2.125% 5/15/25	25,060,000	24,072,284
2.25% 1/31/24	7,000	6,963
2.5% 3/31/27	25,540,000	24,040,523
2.625% 5/31/27	1,260,000	1,187,304
2.75% 4/30/27	22,270,000	21,101,695
2.75% 7/31/27	48,630,000	45,930,655
2.875% 7/31/25	19,590,000	18,976,282
4% 6/30/28	12,900,000	12,725,145
4.25% 5/31/25	1,850,000	1,832,150
TOTAL U.S. TREASURY OBLIGATIONS		1,355,472,644
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,437,436,132)		1,416,823,958

Foreign Government and Government Agency Obligations - 1.2%
	Principal Amount (a)	Value ($)
Alberta Province 1% 5/20/25	2,100,000	1,981,245
British Columbia Province 2.25% 6/2/26	800,000	753,904
Chilean Republic:
2.75% 1/31/27	760,000	706,040
3.125% 3/27/25	320,000	310,189
3.24% 2/6/28	400,000	373,000
Export Development Canada:
2.625% 2/21/24	200,000	199,220
3% 5/25/27	2,350,000	2,234,316
Indonesian Republic 3.5% 1/11/28	1,000,000	940,110
Italian Republic:
1.25% 2/17/26	910,000	831,112
2.375% 10/17/24	860,000	835,555
Korean Republic 5.625% 11/3/25	120,000	120,991
Manitoba Province 2.6% 4/16/24	720,000	712,390
Ontario Province:
0.625% 1/21/26	900,000	823,283
2.5% 4/27/26	3,690,000	3,501,884
Panamanian Republic 3.75% 3/16/25	2,100,000	2,024,211
Peruvian Republic:
2.392% 1/23/26	880,000	825,686
7.35% 7/21/25	590,000	605,830
Philippine Republic:
5.17% 10/13/27	1,000,000	1,002,500
10.625% 3/16/25	540,000	574,285
Polish Government 3.25% 4/6/26	1,850,000	1,773,040
Quebec Province:
2.5% 4/9/24	690,000	682,921
2.5% 4/20/26	1,250,000	1,186,925
2.75% 4/12/27	1,000,000	941,350
United Mexican States:
4.125% 1/21/26	750,000	738,000
4.15% 3/28/27	470,000	457,310
5.4% 2/9/28	1,250,000	1,256,250
Uruguay Republic 4.375% 10/27/27	600,000	600,012
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $28,071,977)		26,991,559

Supranational Obligations - 2.6%
	Principal Amount (a)	Value ($)
African Development Bank 0.875% 7/22/26	2,860,000	2,594,649
Asian Development Bank:
0.375% 9/3/25	3,275,000	3,029,923
0.5% 2/4/26	9,620,000	8,790,575
1.5% 10/18/24	300,000	290,404
Asian Infrastructure Investment Bank:
0.5% 10/30/24	3,000,000	2,870,867
3.75% 9/14/27	2,050,000	1,991,289
Corporacion Andina de Fomento 1.625% 9/23/25	1,000,000	931,445
Council of Europe Development Bank 1.375% 2/27/25	910,000	869,002
European Investment Bank:
2.25% 6/24/24	8,478,000	8,331,665
2.5% 10/15/24	2,050,000	2,001,929
Inter-American Development Bank:
0.625% 7/15/25	750,000	700,107
0.875% 4/20/26	3,000,000	2,746,636
1.5% 1/13/27	3,500,000	3,191,453
2.625% 1/16/24	400,000	398,633
4% 1/12/28	1,900,000	1,864,938
International Bank for Reconstruction & Development:
0.375% 7/28/25	3,000,000	2,785,332
0.5% 10/28/25	3,881,000	3,578,645
1.5% 8/28/24	850,000	826,635
1.625% 1/15/25	3,187,000	3,066,489
1.875% 10/27/26	5,140,000	4,766,682
2.25% 3/28/24	1,000,000	989,753
2.5% 3/19/24	250,000	247,852
International Finance Corp.:
0.375% 7/16/25	490,000	455,656
1.375% 10/16/24	1,706,000	1,649,548
TOTAL SUPRANATIONAL OBLIGATIONS (Cost $61,747,837)		58,970,107

Bank Notes - 0.2%
	Principal Amount (a)	Value ($)
Citizens Bank NA 2.25% 4/28/25	945,000	890,638
Fifth Third Bank, Cincinnati:
2.25% 2/1/27	250,000	224,828
3.85% 3/15/26	420,000	397,366
KeyBank NA 5.85% 11/15/27	930,000	899,446
PNC Bank NA:
3.25% 1/22/28	640,000	588,004
4.2% 11/1/25	560,000	542,231
Truist Bank 2.636% 9/17/29 (b)	1,270,000	1,164,408
Wells Fargo Bank NA 5.45% 8/7/26	1,000,000	1,005,788
TOTAL BANK NOTES (Cost $6,007,567)		5,712,709

Money Market Funds - 2.0%
	Shares	Value ($)
Fidelity Cash Central Fund 5.40% (f)	8,516,932	8,518,635
Fidelity Securities Lending Cash Central Fund 5.39% (f)(g)	38,381,359	38,385,198
TOTAL MONEY MARKET FUNDS (Cost $46,903,833)		46,903,833

TOTAL INVESTMENT IN SECURITIES - 101.5% (Cost $2,395,627,442)	2,338,993,756
NET OTHER ASSETS (LIABILITIES) - (1.5)%	(33,863,771)
NET ASSETS - 100.0%	2,305,129,985

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,329,812 or 0.1% of net assets.

(e)	Security or a portion of the security is on loan at period end.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.40%	12,912,342	66,842,281	71,235,988	59,443	-	-	8,518,635	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	-	38,398,649	13,451	2,453	-	-	38,385,198	0.1%
Total	12,912,342	105,240,930	71,249,439	61,896	-	-	46,903,833

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Nonconvertible Bonds, U.S. Government and Government Agency Obligations, Foreign Government and Government Agency Obligations, Supranational Obligations and Bank Notes are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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